OTHER NON-CURRENT ASSETS (Tables)	12 Months Ended
Mar. 31, 2026
Subclassifications of assets, liabilities and equities [abstract]
Schedule of other Non-current assets

	2026	2025
Contract assets (Note 11)	$37.3	$38.8
Investment in finance leases (Note 15)	128.9	126.0
Non-current receivables	93.2	94.7
Investment tax credits	330.9	303.4
Other	98.3	94.9
	$688.6	$657.8